Post-balance sheet events (Details) € in Millions, shares in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	May 25, 2026 EUR (€)	May 31, 2023 aircraft	Jun. 17, 2026 EUR (€) shares	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€)	May 31, 2025 EUR (€)	Aug. 31, 2024 EUR (€)	May 31, 2024 EUR (€)
Post-balance sheet events
Payments to acquire or redeem entity's shares				€ 536.5	€ 1,477.8
May 2024 share buyback program
Post-balance sheet events
Share buyback program, authorized amount								€ 700.0
August 2024 share buyback program
Post-balance sheet events
Share buyback program, authorized amount							€ 800.0
May 2025 share buyback program
Post-balance sheet events
Share buyback program, authorized amount						€ 750.0
Boeing 737-MAX-10 aircraft
Post-balance sheet events
Number of aircraft agreed to purchase | aircraft		300
Number of Aircraft, Firm Order | aircraft		150
Number of aircraft ordered subject to purchase options | aircraft		150
Major ordinary share transactions | May 2025 share buyback program
Post-balance sheet events
Share buyback program, utilized amount			€ 656.0
Number of own shares bought back | shares			6
Payments to acquire or redeem entity's shares			€ 138.0
Repayments of borrowings
Post-balance sheet events
Repayment of bonds	€ 1.2